Financial results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income
Short-term investments	$ 328	$ 309	$ 440
Other	94	123	80
Total financial income	422	432	520
Financial expenses
Loans and borrowings interest	(791)	(725)	(565)
Bond premium repurchase	(50)	(22)	(113)
Interest on supplier finance arrangements	(162)	(203)	(51)
Interest on REFIS	(91)	(148)	(152)
Interest on lease liabilities	(49)	(62)	(64)
Other	(330)	(299)	(234)
Total financial expenses	(1,473)	(1,459)	(1,179)
Other financial items, net
Foreign exchange and indexation gains (losses), net	(1,388)	(1,643)	(975)
Participative shareholders' debentures	(175)	(179)	659
Financial guarantees			481
Derivative financial instruments, net	(1,209)	903	1,154
Reclassification of cumulative translation adjustments to the income statement			1,608
Total other financial expenses	(2,772)	(919)	2,927
Total	$ (3,823)	$ (1,946)	$ 2,268